Subsequent events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events
35. Subsequent events
In
 its meeting held on April 18, 2026, the Board of Directors of the Bank recommended a final dividend of Rs.
13.0
per share for the fiscal year ended March 31, 2026 subject to approval of the shareholders at the next Annual General Meeting to be held. The amount of such dividend aggregated to Rs.
200,113.8
million as of March 31,
2026.
On June 16, 2026, the Bank’s IFSC banking unit, GIFT City, raised US$

750
million through the issuance of five-year

5.067
% senior unsecured bonds maturing on
June 24, 2031
.